Commitments, Contingencies, and Concentration Risk - Contingencies (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Commitments, Contingencies, and Concentration Risk
Contingent liabilities	$ 0	$ 0
Purchase Commitment, Remaining Minimum Amount Committed	1,049,985
Purchase Commitment, Adjustments And Payments Made	946,152	639,752
Purchase Obligation	$ 103,833	410,233
Contingent liability		$ 600,000
Common stock, shares issued	14,806,820	4,639,643
Estimated Litigation Liability, Current	$ 0	$ 0